UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                --------------------------------

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         February 11, 2003
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 70
                                        -------------------

Form 13F Information Table Value Total: $ 176,929
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
3M Company                     com         88579y101     446       3617  SH      SOLE                   2899              718
AFLAC Inc.                     com         001055102    4173     138560  SH      SOLE                 118595            19965
Abbott Laboratories            com         002824100     527      13180  SH      SOLE                  13180
Amer Int'l Group               com         026874107    5062      87501  SH      SOLE                  73549            13952
American Express               com         025816109    3549     100404  SH      SOLE                  83799            16605
Amerisourcebergen Corp         com         03073E105    1441      26535  SH      SOLE                  22435             4100
Amgen                          com         031162100    3538      73195  SH      SOLE                  62380            10815
Apache Corp                    com         037411105    1748      30672  SH      SOLE                  25602             5070
Automatic Data Proc            com         053015103    4687     119421  SH      SOLE                 101511            17910
BJ Services                    com         055482103    1941      60070  SH      SOLE                  51000             9070
Bank One Corp                  com         06423A103     703      19243  SH      SOLE                  19243
Baxter International           com         071813109    1466      52370  SH      SOLE                  44015             8355
BiSys Group Inc.               com         055472104    3019     189855  SH      SOLE                 161245            28610
Biomet Inc                     com         090613100    3531     123220  SH      SOLE                 105850            17370
Bristol-Myers Squibb           com         110122108    2509     108393  SH      SOLE                  92888            15505
CVS Corp.                      com         126650100    3178     127261  SH      SOLE                 106826            20435
Cinergy Corp                   com         172474108    3426     101590  SH      SOLE                  85395            16195
Cintas Corp.                   com         172908105    2523      55157  SH      SOLE                  46122             9035
Cisco Systems Inc              com         17275R102    3708     283067  SH      SOLE                 241689            41378
Citigroup                      com         172967101    2539      72144  SH      SOLE                  62575             9569
Coca-Cola                      com         191216100     413       9436  SH      SOLE                   9436
Comerica                       com         200340107     626      14471  SH      SOLE                   5206             9265
Compass Bancshares Inc         com         20449h109    1535      49095  SH      SOLE                  41565             7530
Conair Corp                    com         205889108       2      16380  SH      SOLE                  16380
Concord EFS Inc.               com         206197105    1797     114174  SH      SOLE                  99404            14770
Costco Wholesale Corp          com         22160K105    3052     108784  SH      SOLE                  91549            17235
Dell Computers                 com         247025109    2415      90323  SH      SOLE                  77258            13065
Disney (Walt) Holding Co.      com         254687106    1310      80338  SH      SOLE                  65518            14820
Dow Chemical                   com         260543103    1796      60474  SH      SOLE                  50424            10050
Emerson Electric               com         291011104    4373      85996  SH      SOLE                  72742            13254
Exxon-Mobil Corp               com         30231G102    5571     159454  SH      SOLE                 138072            21382
Fifth Third Bancorp            com         316773100    1137      19413  SH      SOLE                  18938              475
Ford Motor Co                  com         345370100    2022     217462  SH      SOLE                 183524            33938
Genentech                      com         368710406    1721      51889  SH      SOLE                  43509             8380
General Dynamics Corp.         com         369550108    2655      33455  SH      SOLE                  28135             5320
General Electric               com         369604103    5961     244798  SH      SOLE                 213419            31379
Home Depot                     com         437076102    2197      91715  SH      SOLE                  79475            12240
Int'l Bus. Machines            com         459200101    3937      50800  SH      SOLE                  43596             7204
Intel Corp                     com         458140100    3206     205901  SH      SOLE                 177920            27981
Johnson & Johnson              com         478160104    3700      68897  SH      SOLE                  58870            10027
K Mart                         com         482584109       4      19080  SH      SOLE                  19080
Lilly (Eli)                    com         532457108     517       8137  SH      SOLE                   7837              300
Manpower Inc.                  com         56418H100    2998      93985  SH      SOLE                  78640            15345
McCormick & Company            com         579780206    1458      62825  SH      SOLE                  53015             9810
Medtronic Inc                  com         585055106    5442     119335  SH      SOLE                 100115            19220
Mellon Financial Corp.         com         58551A108     783      30000  SH      SOLE                  30000
Merck & Co                     com         589331107    3224      56954  SH      SOLE                  50364             6590
Microsoft                      com         594918104    6757     130693  SH      SOLE                 113569            17124
Mid Cap SPDR Tr Unit Ser 1     com         595635103    6175      78506  SH      SOLE                  64531            13975
Nisource Inc                   com         65473P105    1845      92265  SH      SOLE                  77915            14350
Outback Steakhouse             com         689899102    1969      57180  SH      SOLE                  47725             9455
Pfizer, Inc                    com         717081103    3738     122281  SH      SOLE                 103306            18975
Pitney Bowes Inc.              com         724479100    3467     106155  SH      SOLE                  90300            15855
Procter & Gamble               com         742718109     454       5287  SH      SOLE                   5287
Qualcomm Inc                   com         747525103    1676      46054  SH      SOLE                  38694             7360
Royal Dutch Petrol             com         780257804     248       5628  SH      SOLE                   5628
S & P Depository Receipts      com         78462F103    5735      64997  SH      SOLE                  59287             5710
SBC Communications, Inc        com         78387G103    1810      66748  SH      SOLE                  56623            10125
SLM Corporation                com         78442p106    5094      49050  SH      SOLE                  41800             7250
Stryker Corp                   com         863667101    2421      36071  SH      SOLE                  33311             2760
Sysco Corp                     com         871829107    4444     149176  SH      SOLE                 127326            21850
Texas Instruments              com         882508104    2239     149138  SH      SOLE                 128173            20965
Travelers Prop Casualty Corp-C com         89420G109    1527     104203  SH      SOLE                  86817            17386
U S Bancorp - Del              com         902973304    1217      57338  SH      SOLE                  47578             9760
Vanguard Extended Market Viper com         922908652     501      10100  SH      SOLE                  10100
Vanguard Total Stock Market Vi com         922908769    1839      22250  SH      SOLE                  22250
Vornado Realty Corp.           com         929042109    1985      53355  SH      SOLE                  45595             7760
Wal Mart Stores                com         931142103    2697      53391  SH      SOLE                  46631             6760
Willis Group Hldgs Ltd         com         g96655108    1218      42475  SH      SOLE                  35490             6985
Wyeth                          com         026609107     307       8210  SH      SOLE                   8210